[Letterhead of K&L Gates LLP]

(202) 778-9024
 mitra.shakeri@klgates.com

June 24, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:    40/86 Strategic Income Fund

Ladies and Gentlemen:

        On behalf of our client, 40/86 Strategic Income Fund (the "Fund"), and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transit herewith for filing the preliminary proxy statement and form of proxy concerning a special meeting (the "Special Meeting") and an annual meeting (the "Annual Meeting") of shareholders of the Fund, to be held on August 12, 2009.

        The purpose of the Special Meeting is (i) to approve a new investment management and administration agreement between Hyperion Brookfield Asset Management, Inc. and the Fund; and (ii) to consider and act upon other matters as may properly come before the Special Meeting and any adjourned session thereof.

        The purpose of the Annual Meeting is (i) to elect a Board of six trustees; and (ii) to consider and act upon other matters as may properly come before the Annual Meeting and any adjourned session thereof.

        It is anticipated that the proxy materials will be sent to shareholders on or about July 6, 2009.

        Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,
/s/ Mitra Shakeri Mitra Shakeri for K&L GATES LLP
Enclosures